Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,464,792
Proposed Maximum Offering Price per Unit	1.23
Maximum Aggregate Offering Price	$ 7,951,694.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,098.13
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high ($1.2601) and low ($1.20) prices of the common stock as reported on the Nasdaq Stock Market on July 15, 2026.